INVESTMENT SECURITIES (Schedule of Amortized Cost and Fair Values of Investments) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Investment Securities
Amortized Cost	$ 441,021	$ 457,108	$ 449,744
Gross Unrealized Gains	11,540	8,313	18,246
Gross Unrealized Losses	(5,654)	(8,896)	(1,571)
Total securities, Fair Value	446,907	456,525	466,419
U.S. Treasury securities and obligations of U.S. government agencies and corporations [Member]
Available-for-sale Investment Securities
Amortized Cost	302,091	326,272	339,407
Gross Unrealized Gains	3,275	2,927	7,265
Gross Unrealized Losses	(5,200)	(7,496)	(220)
Total securities, Fair Value	300,166	321,703	346,452
Obligations of states and political subdivisions [Member]
Available-for-sale Investment Securities
Amortized Cost	138,920	130,813	108,252
Gross Unrealized Gains	8,223	5,338	10,935
Gross Unrealized Losses	(454)	(1,400)	(44)
Total securities, Fair Value	146,689	134,751	119,143
All Other [Member]
Available-for-sale Investment Securities
Amortized Cost	10	23	2,085
Gross Unrealized Gains	42	48	46
Gross Unrealized Losses			(1,307)
Total securities, Fair Value	$ 52	$ 71	$ 824